Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Treasury Stock, Common [Member]	Treasury Stock, Common [Member] Previously Reported [Member]	Stock Subscriptions [Member]	Stock Subscriptions [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Beginning balance, value at Dec. 31, 2020	[1]	$ 215,014						$ 3,833,891				$ (5,266)		$ (2,688,128)		$ 1,355,511
Beginning balance, shares at Dec. 31, 2020		10,750,768
Net loss														(55,644,135)		(55,644,135)
Stock-based compensation expense								1,656,674								1,656,674
Stock option exercises		$ 518						23,745								24,263
Stock option exercises, shares		25,917
Collection of stock subscription												5,266				5,266
Series A Preferred Stock discount accretion								(373,560)								(373,560)
Series A Preferred Stock dividend accretion								(91,192)								(91,192)
Dividends on Series A Preferred Stock in common stock		$ 1,165						93,535								94,700
Dividends on Series A Preferred Stock in common stock, shares		51,832
Issuance of Series A-1 preferred stock in exchange for Series A preferred stock				$ 24,619				1,704,482								1,729,101
Issuance of Series A-1 preferred stock in exchange for Series A preferred stock, shares				1,230,956
Issuance of series A-1 preferred stock in exchange for commitment fee				$ 14,020				4,752,707								4,766,727
Issuance of series A-1 preferred stock in exchange for commitment fee, shares				700,989
Issuance of Series B preferred stock in Series A-1 preferred stock						$ 73,857		25,037,622								25,111,479
Issuance of Series B preferred stock in Series A-1 preferred stock, shares						3,692,865
Vesting of warrant upon Go Public Transaction		$ 17,007						1,984,670								2,001,677
Vesting of warrant upon Go Public Transaction, shares		850,330
Conversion of Series A-1 preferred stock into ordinary shares		$ 38,639		$ (38,639)
Conversion of Series A-1 preferred stock into ordinary shares, shares		1,931,945		(1,931,945)
Conversion of Series B preferred stock into ordinary shares		$ 71,361				$ (71,361)
Conversion of Series B preferred stock into ordinary shares, shares		3,568,055				(3,568,055)
Dividends on Series B preferred stock in Series A-1 preferred stock				$ 1,094				(1,094)
Dividends on Series B preferred stock in Series A-1 preferred stock, shares				54,737
Issuance of ordinary shares in MTS Merger		$ 63,258						22,075,774		(29,000)						22,110,032
Issuance of ordinary shares in MTS Merger, shares		3,162,951
Issuance of ordinary shares in FourCubed Acquisition		$ 12,122						1,594,080								1,606,202
Issuance of ordinary shares in FourCubed Acquisition, shares		606,114
Issuance of ordinary shares, prefunded warrants and regular warrants to institutional investor		$ 28,262						9,810,449								9,838,711
Issuance of ordinary shares, prefunded warrants and regular warrants to institutional investor, shares		1,413,075
Ending balance, value at Dec. 31, 2021		$ 447,346	$ 447,346	$ 1,094	$ 1,094	$ 2,496	$ 2,496	72,101,783	$ 72,101,783	(2,900)	$ (29,000)			(58,332,263)	$ (58,332,263)	14,191,456	$ 14,191,456
Ending balance, shares at Dec. 31, 2021		2,236,615	22,360,987	5,474	54,737	12,481	124,810
Net loss														(7,044,529)		(7,044,529)
Stock-based compensation expense								380,685								380,685
Dividends on Series B preferred stock in Series A-1 preferred stock
Dividends on Series B preferred stock in Series A-1 preferred stock, shares
Ending balance, value at Mar. 31, 2022		$ 447,346		$ 1,094		$ 2,496		72,482,468		(2,900)				(65,376,792)		7,527,612
Ending balance, shares at Mar. 31, 2022		2,236,615		5,474		12,481
Beginning balance, value at Dec. 31, 2021		$ 447,346	$ 447,346	$ 1,094	$ 1,094	$ 2,496	$ 2,496	72,101,783	72,101,783	(2,900)	(29,000)			(58,332,263)	(58,332,263)	14,191,456	14,191,456
Beginning balance, shares at Dec. 31, 2021		2,236,615	22,360,987	5,474	54,737	12,481	124,810
Net loss															(15,233,378)	(15,303,402)	(15,233,378)
Stock-based compensation expense									2,486,152								2,486,152
Dividends on Series B preferred stock in Series A-1 preferred stock					$ 232				(232)
Dividends on Series B preferred stock in Series A-1 preferred stock, shares					11,566
Issuance of ordinary shares for services			$ 4,000						168,000								172,000
Issuance of ordinary shares for services, shares			200,000
Issuance of ordinary shares in SportsHub Gaming Network Acquisition			$ 86,385						1,283,902								1,370,287
Issuance of ordinary shares in SportsHub Gaming Network Acquisition, shares			4,319,263
Ending balance, value at Dec. 31, 2022		$ 537,731	$ 537,731	$ 1,326	$ 1,326	$ 2,496	$ 2,496	76,039,605	$ 76,039,605	(2,900)	$ (29,000)			(73,565,641)	$ (73,565,641)	2,986,517	$ 2,986,517
Ending balance, shares at Dec. 31, 2022		2,688,541	26,880,250	6,630	66,303	12,481	124,810
Net loss														(2,823,746)		(2,823,746)
Stock-based compensation expense								152,034								152,034
Dividends on Series B preferred stock in Series A-1 preferred stock				$ 50				(50)
Dividends on Series B preferred stock in Series A-1 preferred stock, shares				250
Warrants issued in conjunction with convertible debenture								1,174,229								1,174,229
Ending balance, value at Mar. 31, 2023		$ 537,731		$ 1,376		$ 2,496		$ 77,365,818		$ (2,900)				$ (76,389,387)		$ 1,489,034
Ending balance, shares at Mar. 31, 2023		2,688,541		6,880		12,481

[1]	Equity structure was adjusted for all periods presented using the exchange ratio established in the Go-Public Merger Agreement with Mer Telemanagement Solutions Ltd. to reflect the number of shares of the legal parent, SharpLink, Inc. (the accounting acquiree) issued in the MTS Merger (reverse acquisition). See Note 3 for a discussion of the MTS Merger.